INCOME TAXES (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets [Line Items]
Net loss carry forwards	$ 679,330	$ 233,418
Total Deferred Tax Asset	679,330	233,418
Less: valuation allowance	(679,330)	(233,418)
Total	$ 0	$ 0